SCHEDULE OF CHANGES IN THE WARRANT LIABILITY (Details)	3 Months Ended
Mar. 31, 2024 CAD ($)
Derivative Warrants Liabilities
Balance as of December 31, 2023	$ 958,146
Issuance of March 2024 warrants	35,921,315
Changes in fair value of warrants	507,165
Balance as of March 31, 2024	$ 37,386,626